Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
OPERATING REVENUES
Total operating revenues	¥ 585,365,937	$ 82,647,287	¥ 682,292,979		¥ 933,791,519
COST OF REVENUES	(411,663,866)	(58,122,449)	(539,246,590)		(684,223,832)
GROSS PROFIT	173,702,071	24,524,838	143,046,389		249,567,687
OPERATING EXPENSES
Selling expenses	(3,562,585)	(502,998)	(5,932,506)		(10,603,800)
General and administrative expenses	(157,119,636)	(22,183,579)	(44,935,678)		(65,815,883)
Research and development expenses	(171,056,952)	(24,151,376)	(341,611,729)		(155,578,474)
Provision for doubtful accounts	(9,671,349)	(1,365,489)	(4,452,821)		(138,379,533)
Stock compensation expenses	(55,658,036)	(7,858,308)	(6,447,471)		(10,582,557)
Impairment loss for goodwill	(243,334,346)	(34,356,156)	(35,493,300)		(131,194,659)
Impairment loss from long-lived assets	(5,499,260)	(776,436)	(13,713,235)		(4,308,822)
Impairment loss from cost method investment	(144,863,324)	(20,453,122)
Change in fair value of business acquisition payable					3,239,892
Change in fair value of warrant liability			832,355
Total operating expenses	(790,765,488)	(111,647,463)	(451,754,385)		(513,223,836)
LOSS FROM OPERATIONS	(617,063,417)	(87,122,625)	(308,707,996)		(263,656,149)
OTHER INCOME (EXPENSE)
Investment income (loss)	52,687,134	7,438,849	(88,267,543)		2,491,671
Income from unconsolidated subsidiary			1,826,318		721,439
Interest income	13,727,595	1,938,187	3,733,002		3,365,198
Finance expenses, net	(1,048,673)	(148,061)	(2,253,132)		(7,073,809)
Other income, net	1,182,719	166,988	3,889,022		4,042,172
Gain from disposal of subsidiary	37,621,786	5,311,786	8,952,752		5,781,318
Gain (loss) from disposal of equity interest			387,632		(901,526)
Total other (expenses) income, net	104,170,561	14,707,749	(71,731,949)		8,426,463
LOSS BEFORE INCOME TAXES	(512,892,856)	(72,414,876)	(380,439,945)		(255,229,686)
Current	(140,037)	(19,772)	(135,968)		(2,189,629)
Deferred	2,666,910	376,539	3,758,877		3,024,851
Income tax credit	2,526,873	356,767	3,622,909		835,222
NET LOSS	(510,365,983)	(72,058,109)	(376,817,036)	$ (53,202,456)	(254,394,464)	$ (35,917,724)
Less: Net loss attributable to non-controlling interests	(89,175,621)	(12,590,625)	(19,085,943)		(18,421,285)
NET LOSS ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	(421,190,362)	(59,467,484)	(357,731,093)		(235,973,179)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	66,887,988	9,443,854	41,795,213		(19,852,192)
COMPREHENSIVE LOSS	(443,477,995)	(62,614,255)	(335,021,823)		(274,246,656)
Less: Comprehensive loss attributable to non-controlling interests	(89,329,744)	(12,612,386)	(24,694,512)		(18,737,271)
COMPREHENSIVE LOSS ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ (354,148,251)	$ (50,001,869)	¥ (310,327,311)		¥ (255,509,385)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	174,468,095	174,468,095	172,273,032	172,273,032	167,057,820	167,057,820
LOSS PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (2.41)	$ (0.34)	¥ (2.08)		¥ (1.41)	$ 0.06
Products
OPERATING REVENUES
Total operating revenues	¥ 13,523,814	$ 1,909,415	¥ 200,613,602		¥ 449,019,437
Services
OPERATING REVENUES
Total operating revenues	¥ 571,842,123	$ 80,737,872	¥ 481,679,377		¥ 484,772,082